Right-of-use assets and operating lease liabilities	6 Months Ended
Mar. 31, 2026
Right-of-use Assets And Operating Lease Liabilities
Right-of-use assets and operating lease liabilities

6	Right-of-use assets and operating lease liabilities

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

As of March 31, 2026, the Company had six office premise lease agreements with lease terms ranging from one to five years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year.

As of March 31, 2026, the Company had the following non-cancellable lease contracts.

Description of lease	Lease term
Office premise, Unit 1002B2-22, 10/F, Sunbeam Centre, 27 Shing Yip Street, Kwun Tong, Kowloon, Hong Kong.	2 years (expired in August 2025)
Office premise, Room 1903 ( Part ), No.1701, West Beijing Road, Jing ‘an District, Shanghai	3 years
Office premise, 3 Shenton Way, #23-01, Shenton House, Singapore 068805.	1 year 3 months (expired in November 2024)
Office premise, 3 Shenton Way, #09-05, Shenton House, Singapore 068805.	2 years 6 months
Office premise, 16 Raffles Quay, #30-01/02, Hong Leong Building, Singapore 048581.	3 years 4 months
Office premise, 23B, 2-8 Scrutton Street, London EC2A 4RJ.	5 years
Office premise, 23A, 2-8 Scrutton Street, London EC2A 4RJ.	5 years
Office premise, Room No.901, 9/F Nan Fung Tower, 88 Connaught Road, Central, Hong Kong.	3 years

(a)	Amount recognized in the consolidated balance sheet:

	As of March 31, 2026	As of September 30, 2025
	US$	US$
Right-of-use assets	838,354	721,176
Lease liabilities
Current	359,899	300,824
Non-current	465,132	407,622
	825,031	708,446

(b)	A summary of operating lease expenses recognized in the Company’s consolidated statements of operations is as follows:

	Six months ended March 31,
	2026	2025
	US$	US$
Amortization of right-of-use assets	172,178	36,424
Interest of lease liabilities	19,615	2,238
Total operating lease expenses	191,793	38,662

Cash flow information related to leases consists of the following:

	Six months ended March 31,
	2026	2025
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	192,002	34,337

Lease commitment

Future minimum lease payments under non-cancellable operating lease agreements as of March 31, 2026 were as follows:

Minimum lease payment
US$
Twelve months ending March 31,
2027	390,675
2028	362,638
2029	69,325
2030	41,378
2031	20,691
Total future minimum lease payments	884,707
Less imputed interest	(59,676)
Present value of operating lease liabilities	825,031
Less: current portion	(359,899)
Long-term portion	465,132

The following summarizes other supplemental information about the Company’s lease as of March 31, 2026 and September 30, 2025:

	As of March 31, 2026	As of September 30, 2025
Weighted average discount rate	4.53%	3.33%
Weighted average remaining lease term	2.51 years	2.43 years